Annual Total Returns - Fidelity Investment Grade Bond Fund [BarChart] - 08.31 Fidelity Investment Grade Bond Fund AMCIZ PRO-11 - Fidelity Investment Grade Bond Fund - Fidelity Advisor Investment Grade Bond Fund: Class A
Oct. 30, 2020
Bar Chart Table:
Annual Return 2010	8.10%
Annual Return 2011	7.71%
Annual Return 2012	5.89%
Annual Return 2013	(2.06%)
Annual Return 2014	5.34%
Annual Return 2015	(1.89%)
Annual Return 2016	5.14%
Annual Return 2017	3.45%
Annual Return 2018	(0.55%)
Annual Return 2019	9.33%